Summary of critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2022
Significant Accounting Estimates And Judgments [Abstract]
Summary of critical accounting judgments and key sources of estimation uncertainty
4.
Summary of critical accounting judgments and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS required management to make estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, expenses and related disclosures. The estimates and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements are described below.

4.1
Critical accounting judgments

Going concern

The Group has a limited operating history and has experienced net losses and significant cash used in operating activities since the inception of the Group. For the year ended December 31, 2022, the Group had a net loss of USD 93,735 thousand (2021: USD 87,009 thousand) (2020: USD 59,943 thousand) and net cash used in operating activities of USD 56,259 thousand (2021: USD 72,139 thousand) (2020 USD 38,212 thousand). Management expects the Group to continue to incur net losses and have significant cash outflows for at least the next 12 months.

The board of directors of the Company is of the opinion that, the cash position as of December 31, 2022 of USD 221,416 thousand (December 31, 2021: USD 102,707 thousand) is sufficient to continue operating through the next 12 months from the year-end and meet the Group's ongoing operating requirements, recurring expenses and required capital expenditures as they arise. In addition, the Company has borrowing capacity from the Kreos Loans of EUR equivalent of up to USD 65 million subject to certain conditions.

Refer to Note 26.2 for further information.

4.2
Key sources of estimation uncertainty

Revenue from contracts with customers

The Group has applied the following judgements that significantly affect the determination of the performance obligations under the contract with AKP:

A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Group determined that the performance obligations identified -(i) the grant of a right to use the Apraglutide intellectual property license in Japan, (ii) to conduct development services, and (iii) to provide manufacturing and supply of Apraglutide for commercial purposes - are each capable of being distinct.

In assessing whether each item has a standalone value to the customer, the Group considers factors such as the development, manufacturing, and commercialization capabilities of the partner and the availability of the associated expertise in the general marketplace, which indicates that the customer can benefit from each of the license, the development services, and the manufacturing and supply of Apraglutide on their own. The Group also determined that the promises to transfer the license, to provide development services, and to manufacture and supply Apraglutide are distinct within the context of the contract. The license is separately identifiable in the contract and will be granted at contract inception. The license is not an input that will be integrated with the development services or manufacturing and supply of Apraglutide. The preparation and attendance of the various steering committees is to assist in conducting clinical trials and obtaining regulatory approval of the technology but does not modify the technology itself. In addition, the license, development services, and manufacturing and supply of Apraglutide are not highly interdependent or highly interrelated, because the delivery of the license is not dependent on the services or deliveries of Apraglutide to be provided in the future, and accordingly, these promises are not interdependent or interrelated with each other.

In determining whether the license transfers to a customer either at a point in time or over time, the Group considers whether the nature of the Group’s promise in granting the license to a customer is to provide a right to access or a right to use the Group’s intellectual property. The Group assessed that it provides a right to use the license as the license exists (in terms of form and functionality) at a point in time at which it is granted.

The Group has allocated the transaction price to each performance obligation based on relative standalone selling prices.

Refer to Note 7 for further information.

Loans containing embedded derivatives

Loans containing embedded derivatives are initially recognized at the fair value at the date the contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting period. The resulting difference in the fair value is recognized through profit or loss. When the contract contains one or more embedded derivatives, the Group designates the entire hybrid contract at FVTPL.

Convertible Loans

On December 23, 2019, the Company issued Convertible Loans to certain shareholders, as lenders (collectively, the “Lenders”), providing for USD 20,000 thousand subordinated loans in aggregate (the “Convertible Loans”) with a maturity of two years at a stated interest rate of 4.0% per annum to be accrued on the principal amount until the Convertible Loans were converted or mature, of which USD 17,069 thousand was received in cash and recognized as a financial liability as of December 31, 2019. During January 2020, the Company received the remaining USD 2,931 thousand in cash.

Pursuant to the terms and conditions of the agreements with the Lenders, there were three triggers, as detailed below, that required the Company either to make a cash payment or mandatorily convert the Convertible Loans, based on the conversion price, into preferred shares of the Company during the instruments’ duration:

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Change of control (cash payment);
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Maturity (cash payment upon demand by the Lenders);
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Qualified financing event (conversion to the same class of preferred shares as issued in such financing based on conversion price at discounted share price).

The initial fair value of the instrument was calculated using a weighted average percentage probability of the three possible scenarios above based on their expected discounted future cash flows (for the Change of control and Maturity scenarios) and expected conversion value (for the Qualified financing event). The Group used judgment to estimate the probability of the three future outcomes, including key inputs to the valuation exercise such as: the conversion price, the change of control price, Company’s share price, discount rate, and timing of occurrence. The key assumption in calculating the fair value of the instrument was the probability of securing Series A2 financing of 90%, with the balance of probability allocated to a change of control and redemption at maturity.

The inputs into the fair value calculations of the Convertible Loans are classified as level 3 in the fair value hierarchy due to the use of unobservable inputs.

At the completion of the First Tranche that occurred on September 11, 2020, the Convertible Loans were mandatorily converted into an aggregate of 4,195,966 Series A1 preferred shares of the Company issued at a conversion price of USD 4.891 (rounded) per share based on the agreement with the Lenders. Immediately prior to conversion, the fair value of the Convertible Loans was remeasured assuming the probability of securing Series A2 financing of 100% and using the fair value per share of USD 5.755, representing a subscription price per Series A2 preferred share of the First Tranche of Series A2 financing. Upon conversion, the Convertible Loans, including accrued but unpaid interest, were immediately deemed repaid in full and terminated in their entirety. As a result, USD 24,148 thousand was reclassed from liabilities to equity.

Refer to Note 26.1 for further information.

Kreos Loans

On October 14, 2022, the Company completed a drawdown of the Amended Loan with Kreos providing for the EUR equivalent of USD 10 million loans in aggregate, of which the EUR equivalent of USD 7.5 million is a term loan and the EUR equivalent of USD 2.5 million is a convertible loan.

The initial fair value of the Amended Term Loan was calculated using a discounted cash flow methodology.

The initial fair value of the Amended Convertible Loan was calculated as the combined value of the bond component of the loan (the debt to be repaid in normal course) and the conversion option component of the loan based on their expected discounted future cash flows and expected conversion value. The Group used judgment to estimate the applicable discount rate and the probability of conversion versus maturity and made other critical estimates including key inputs to the valuation exercise such as: fair value per Company’s ordinary share at the forward value, conversion price, volatility and the timing of conversion occurrence.

Certain of the inputs into the fair value calculations of the Amended Loan, specifically volatility and discount rate, are classified as level 3 in the fair value hierarchy due to the use of unobservable inputs.

Refer to Note 26.2 for further information.

Net pension liabilities

The retirement benefit obligation is calculated based on various financial and actuarial assumptions. The key assumptions for assessing these obligations are the discount rate, interest credit rate, mortality rate, future salary and pension increases, average retirement age and expected life expectation at regular retirement age. The calculations were performed by external actuaries and the principal assumptions used are summarized in Note 21. As of December 31, 2022, the underfunding amounted to USD 2,110 thousand (2021 USD 3,190 thousand) (2020: USD 3,557 thousand). Using other assumptions for the calculations could have led to different results.

Refer to Note 21 for further information.

Valuation of warrant derivative

Since the fair values of warrant derivatives recorded in the financial statements cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including a variation of the Black-Scholes option pricing model (Black model). The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as fair value of the Company's ordinary shares at the forward value, exercise price, volatility and duration. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.

Certain of the inputs into the fair value calculations of the warrants, specifically volatility, are classified as level 3 in the fair value hierarchy due to the use of unobservable inputs.

Refer to Note 26.2 for further information.

Share-based payments

The Company offered to certain directors, executive officers, employees and external consultants, providing services similar to those rendered by employees, to participate in one of the three different share-based payment plans. These beneficiaries could choose between grant of (i) options to purchase registered ordinary shares of the Company (“Share Option Plan”), (ii) entitlements to registered ordinary shares of the Company (“Restricted Share Unit Plan” or “RSU Plan”) (together with the Share Option Plan, the “2019 Equity Incentive Plan”), or (iii) purchasing restricted ordinary shares under the 2019 restricted share purchase agreement (“2019 RSPA”) at their nominal value of CHF

0.05 per restricted share. The awards granted under the 2019 Equity Incentive Plan and 2019 RSPA vest according to their vesting schedules and terms specified in the respective agreements.

On August 29, 2020, the Company’s board of directors approved an increase to the options available for grant consisting of 2,820,000 registered ordinary shares of the Company for the First Tranche and 1,060,000 registered ordinary shares of the Company for the Second Tranche. Further, on the same date and on September 24, 2020, the board of directors enacted a revised equity incentive plan (“2020 Equity Incentive Plan”), and the 2020 restricted share purchase agreement (the “2020 RSPA”) in connection with Series A2 financing. Under the 2020 Equity Incentive Plan, share options and RSUs were granted, all of which will be equity-settled, and under the 2020 RSPA restricted ordinary shares were sold at their nominal value of CHF 0.05 per share to certain directors, employees, including executive management, and consultants. These instruments vest over a three to four-year vesting period, subject to other vesting conditions.

On March 31, 2021, the Company’s board of directors introduced a new equity incentive plan (“2021 Equity Incentive Plan) and approved an increase to the options available for grant consisting of 6,760,000 registered ordinary shares of the Company. Under the 2021 Equity Incentive Plan, share options and RSUs were granted, all of which will be equity-settled (unless otherwise determined by the Company), to certain directors, employees, including executive management, and consultants. These instruments vest over a three to four-year vesting period, subject to other vesting conditions.

The 2021 Equity Incentive Plan, 2020 Equity Incentive Plan, the 2020 RSPA, the 2019 Equity Incentive Plan and the 2019 RSPA instruments described above are measured at fair value at their respective grant dates. The Company used two valuation methodologies, which depend on the instrument being valued. For the restricted shares and RSUs, the Company used the share price as the fair value of the underlying equity instrument on the grant date based on the fair value of Company’s ordinary share at the forward value and estimated discount factor. For the share options, the Company used a variation of the Black-Scholes option pricing model (Black model), which takes into consideration the following variables to calculate the fair value of the options: fair value per Company’s ordinary share at the forward value, exercise price, volatility and duration.

The 2021 Equity Incentive Plan was introduced following the Group’s IPO. Therefore, the fair value of the granted instruments was estimated applying the valuation methodologies described above but using the quoted price per share of the Company as an input.

In the second half of 2020, the Company calculated the fair value of the ordinary shares in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately- Held-Company Equity Securities Issued as Compensation. The Company used a probability-weighted expected return method, or PWERM, which is a scenario-based methodology that estimates the fair value of the Company’s ordinary share based upon an analysis of the Company’s future values, assuming various outcomes. Thus, the ordinary share value is based on the probability-weighted present value of expected future scenario proceeds considering each of the possible outcomes available as well as the rights of each class of shares.

The PWERM analysis was performed for the following scenarios (the probabilities for each scenario vary depending on the grant date): IPO, merger/acquisition (“M&A”), and dissolution. The M&A scenario was further split in four scenarios, depending on the statistical measure for the valuation multiple considered: average, median, maximum and minimum multiple. For all of the scenarios, the enterprise value has been estimated based on the market approach (market multiples). Once the present value of each scenario proceeds for each share class was calculated (considering an appropriate risk-adjusted discount rate), the appropriate discount rate due to lack of marketability was applied. Finally, the probability-weighted ordinary share value was calculated, based on the probability assigned to each scenario. In some cases, the Company determined that there were no significant events occurring between a prior valuation date and a subsequent grant. As such, in these cases the Company used the most recent share price valuation as an input to the determination of share-based payment.

During the first half of 2020, the fair value of the Company’s ordinary shares was determined using the discounted cash flow method, which calculates the fair value of the underlying ordinary share on the grant date based on the discounted future cash flow projections of the Group.

Refer to Note 12 for further information.

Contingent consideration liabilities

On September 30, 2018, the Parent Group acquired 100% of the shares of GlyPharma from a third party, which was subject to contingent consideration depending on whether future milestones would be met. Contingent consideration is a financial liability and is measured at fair value with changes in fair value recognized through profit or loss. The fair value of the contingent consideration liabilities has been assessed based on the contractual milestone payments remaining and the estimated probability of success.

In 2021, the Group recognized revaluation gains of USD 6,870 thousand (2020: losses of USD 12,938 thousand) within research and development expenses to reflect the changes in the fair value of contingent consideration liabilities during the year. With the completion of the IPO in April 2021, the second condition for payment of the contingent consideration was met and consequently, the full amount of USD 20,000 thousand (2020: USD 19,140 thousand) was paid in full in November 2021.

Refer to Note 20 for further information.

Assessment of the Asset Acquisition and Contingent Consideration

Comet acquisition of assets has been assessed applying the optional concentration test described above. Management had to apply judgment in identifying the assets acquired, their relative fair value, the fair value of the contingent consideration included in the transaction taken into account for the purpose of the concentration test, the uncertainty surrounding such contingent consideration and if the “substantially all” criterion has been met, based on the previous elements. Management has assessed the probability of achievement of the milestones attached to the variable payments included in the asset acquisition agreement as low, thus no liability for such variable payments was recognized as of the date of acquisition.

Refer to Note 6 for further information.

Impairment for intangible assets

The Group reviews, at least on annual basis, the recoverable amount of the cash generating units to which all of the intangible assets and goodwill described in Note 15 have been allocated. Such recoverable amount is the higher of the fair value less costs of disposal and the value in use. For the purposes of the determination of the value in use, the Group estimates the present value of the future cash flows expected, which include among other aspects:

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Estimates and assumptions about the future cash flows that the Group expects to obtain from the cash generating units.
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Expectations about possible variations in the amount or timing of those future cash flows.
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The time value of money represented by the current market risk-free rate of interest.
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The price for bearing the uncertainty inherent in the cash generating units.
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Other factors, such as illiquidity, that market participants would reflect in pricing the expected future cash flows.

With respect to the other non-financial assets, the Group assesses their recoverable amounts if there are impairment indicators.

Refer to Note 15 for further information.